Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	J.P. Morgan Exchange-Traded Fund Trust
Entity Central Index Key	0001485894
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000171065 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Class Name	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Trading Symbol	BBHY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders USD High Yield Corporate Bond ETF returned 9.66% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the ICE BofA US High Yield Index (the "Index") returned 10.06% for the year ended February 28, 2025.
  The wirelines, retailers and midstream energy sectors contributed to performance.
  Level 3 Communications, Carvana and Telecom Italia were the top contributors in the period.
  The health care, media entertainment and financial sectors detracted from performance.
  MPH Acquisition, Finance of America and CommScope were the top detractors in the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF - Net Asset Value	September 14, 2016	9.66%	4.28%	4.66%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.24
ICE BofA US High Yield Index		10.06	4.82	5.27

Performance Inception Date	Sep. 14, 2016
No Deduction of Taxes [Text Block]
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 935,506,115
Holdings Count | Holding	1,538
Advisory Fees Paid, Amount	$ 1,420,324
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$935,506,115
Total number of portfolio holdings	1,538
Portfolio turnover rate	46%
Total advisory fees paid	$1,420,324

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

Material Fund Change [Text Block]	Material changes to the Fund during the period Effective December 1, 2024, the Fund reduced its management free from 0.15% of average daily net assets to 0.07% of daily average net assets.
Material Fund Change Expenses [Text Block]	Effective December 1, 2024, the Fund reduced its management free from 0.15% of average daily net assets to 0.07% of daily average net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000172198 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Ultra-Short Income ETF
Class Name	JPMorgan Ultra-Short Income ETF
Trading Symbol	JPST
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Ultra-Short Income ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Ultra-Short Income ETF	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Ultra-Short Income ETF returned 5.69% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the ICE BofA 3-Month US Treasury Bill Index (the "Index") returned 5.09% for the year ended February 28, 2025.
  As the Fund closely monitored key macroeconomic events such as Federal Reserve ("Fed") rate cuts, a presidential election and the uncertain impacts of a new administration, the Fund’s active management approach was favorable in navigating exposures to interest rate risk and credit risk.
  During the reporting period, the Fed implemented a total of 100 basis points ("bps") in rate cuts, including a 50 bps cut in September 2024, a 25 bps cut in November and another 25 bps cut in December. This led to a significant decline in interest rates during the period. The Fund maintained an overweight duration stance relative to the Index during the period, which contributed positively to the Fund’s performance.
  Credit spreads generally tightened during the period, driven by strong supply and demand dynamics for investment grade credit. Additionally, credit fundamentals remained robust. The Fund’s exposure to spreads through corporate financials, corporate industrials, and AAA-rated prime auto & equipment asset-backed securities ("ABS") was favorable for performance relative to the Index during the period.
  No sectors significantly detracted from returns during the period when compared to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Income ETF - Net Asset Value	May 17, 2017	5.69%	2.89%	2.77%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.39
ICE BofA 3-Month US Treasury Bill Index		5.09	2.56	2.29

Performance Inception Date	May 17, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 30,877,401,175
Holdings Count | Holding	872
Advisory Fees Paid, Amount	$ 44,271,211
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$30,877,401,175
Total number of portfolio holdings	872
Portfolio turnover rate	66%
Total advisory fees paid	$44,271,211

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000172241 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan International Bond Opportunities ETF
Class Name	JPMorgan International Bond Opportunities ETF
Trading Symbol	JPIB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan International Bond Opportunities ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan International Bond Opportunities ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan International Bond Opportunities ETF returned 6.26% for the year ended February 28, 2025. The Fund is managed with an unconstrained orientation and is not managed relative to a benchmark index. The Bloomberg Multiverse ex-USA (USD Hedged) Index (the "Index") returned 6.25% for the year ended February 28, 2025.
  The Fund’s positive performance was driven by its exposure to investment grade credit, benefiting from cooler inflation data and a resilient U.S. economy.
  High yield contributed to returns, as broad risk-on sentiment persisted and spreads tightened.
  Emerging markets debt contributed, particularly hard-currency sovereigns, as spreads tightened over the period.
  Securitized products contributed to returns driven by agency mortgage-backed securities, where the Fund’s exposure is concentrated.
  The Fund’s duration positioning marginally contributed amid heightened rate volatility.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan International Bond Opportunities ETF - Net Asset Value	April 5, 2017	6.26%	2.73%	3.39%
Bloomberg Multiverse ex-USA (USD Hedged) Index		6.25	0.74	2.42

Performance Inception Date	Apr. 05, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 589,241,383
Holdings Count | Holding	875
Advisory Fees Paid, Amount	$ 2,371,527
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$589,241,383
Total number of portfolio holdings	875
Portfolio turnover rate	38%
Total advisory fees paid	$2,371,527

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000196949 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan USD Emerging Markets Sovereign Bond ETF
Class Name	JPMorgan USD Emerging Markets Sovereign Bond ETF
Trading Symbol	JPMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan USD Emerging Markets Sovereign Bond ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan USD Emerging Markets Sovereign Bond ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan USD Emerging Markets Sovereign Bond ETF returned 6.75% for the year ended February 28, 2025. The Bloomberg Global Aggregate Index - Unhedged USD returned 2.98% and the JPMorgan Emerging Markets Risk-Aware Bond Index (the "Index") returned 7.37% for the year ended February 28, 2025.
  The high yield spectrum, especially the distressed bucket, performed well in 2024, and the Fund’s risk filters were the key detractor of performance when compared with the Index.
  The Fund’s key risk filters that detracted from performance were Argentina, Egypt, Ukraine, Sri Lanka, Ecuador, El Salvador, Lebanon and Pakistan.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan USD Emerging Markets Sovereign Bond ETF - Net Asset Value	January 29, 2018	6.75%	(0.17)%	1.56%
Bloomberg Global Aggregate Index - Unhedged USD		2.98	(1.95)	(0.59)
JPMorgan Emerging Markets Risk-Aware Bond Index		7.37	0.43	2.12

Performance Inception Date	Jan. 29, 2018
No Deduction of Taxes [Text Block]	Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 166,881,595
Holdings Count | Holding	271
Advisory Fees Paid, Amount	$ 2,187,832
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$166,881,595
Total number of portfolio holdings	271
Portfolio turnover rate	22%
Total advisory fees paid	$2,187,832

Holdings [Text Block]	PORTFOLIO COMPOSITION - COUNTRY (% of Total Investments)
C000200807 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders MSCI US REIT ETF
Class Name	JPMorgan BetaBuilders MSCI US REIT ETF
Trading Symbol	BBRE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders MSCI US REIT ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders MSCI US REIT ETF	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders MSCI US REIT ETF returned 15.96% for the year ended February 28, 2025. The MSCI USA Index returned 18.55% and the MSCI US REIT Custom Capped Index (the "Index") returned 16.09% for the year ended February 28, 2025.
  The Fund sought to track the underlying Index throughout the period using a full replication approach.
  The residential sector was the top-performing sector over the period, while the industrial sector was the bottom-performing sector over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders MSCI US REIT ETF - Net Asset Value	June 15, 2018	15.96%	6.63%	6.95%
MSCI USA Index		18.55	16.81	10.70
MSCI US REIT Custom Capped Index		16.09	6.74	7.07

Performance Inception Date	Jun. 15, 2018
No Deduction of Taxes [Text Block]
For periods presented prior to the adoption of a unitary fee structure, Fund performance reflects the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 933,506,459
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 959,795
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$933,506,459
Total number of portfolio holdings	117
Portfolio turnover rate	8%
Total advisory fees paid	$959,795

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000205212 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond ETF
Class Name	JPMorgan Core Plus Bond ETF
Trading Symbol	JCPB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond ETF	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Plus Bond ETF returned 7.21% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and non-agency mortgage-backed securities ("MBS"), was a significant contributor to returns. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns, as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index, as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight and neutral positioning relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Core Plus Bond ETF - Net Asset Value	January 28, 2019	7.21%	0.73%	2.54%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.50

Performance Inception Date	Jan. 28, 2019
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 5,800,995,480
Holdings Count | Holding	2,464
Advisory Fees Paid, Amount	$ 14,541,431
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$5,800,995,480
Total number of portfolio holdings	2,464
Portfolio turnover rate	111%
Total advisory fees paid	$14,541,431

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective July 1, 2024, the Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.38% of the average daily net assets of the Fund. These waivers are in effect through June 30, 2025, at which time it will be determined whether such waivers will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.38% of the average daily net assets of the Fund. These waivers are in effect through June 30, 2025, at which time it will be determined whether such waivers will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000205215 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal ETF
Class Name	JPMorgan Municipal ETF
Trading Symbol	JMUB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Municipal ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal ETF	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Municipal ETF returned 3.31% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the "Index") returned 2.86% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to BBB-rated bonds added to performance as they outperformed on the year. Being overweight the outperforming IDR/PCR sector, specifically gas prepayment bonds, also positively contributed to performance.
  The 10+ year effective duration bucket outperformed for the period; the Fund’s underweight to this bucket took from performance.
  The Fund’s overweight to the electric sector detracted from performance, as it underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Municipal ETF - Net Asset Value	October 29, 2018	3.31%	0.90%	3.00%
Bloomberg US Municipal Index		2.96	0.67	2.51
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		2.86	0.91	2.42

Performance Inception Date	Oct. 29, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	May 13, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 2,450,861,332
Holdings Count | Holding	1,102
Advisory Fees Paid, Amount	$ 2,868,845
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$2,450,861,332
Total number of portfolio holdings	1,102
Portfolio turnover rate	39%
Total advisory fees paid	$2,868,845

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its investment objective to include the exclusions from gross income for federal income tax purposes may not mean exclusion from the federal alternative minimum tax. Additionally, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Objectives [Text Block]	Effective May 13, 2024, the Fund updated its investment objective to include the exclusions from gross income for federal income tax purposes may not mean exclusion from the federal alternative minimum tax.
Material Fund Change Strategies [Text Block]	Additionally, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000205216 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Ultra-Short Municipal Income ETF
Class Name	JPMorgan Ultra-Short Municipal Income ETF
Trading Symbol	JMST
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Ultra-Short Municipal Income ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Ultra-Short Municipal Income ETF	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Ultra-Short Municipal Income ETF returned 3.53% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg 1-Year Municipal Bond Index (the "Index") returned 3.56% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance, as this category outperformed throughout the year.
  The Fund’s underweight to AA-rated bonds added to performance, as they underperformed on the year. Additionally, the Fund’s underweight to the underperforming pre-refunded bond sector positively contributed to performance.
  The Fund’s overweight to the two- to five-year effective duration bucket detracted from performance, as it underperformed for the period.
  A-rated bonds outperformed on the year; the Fund’s underweight in this bucket detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan Ultra-Short Municipal Income ETF - Net Asset Value	October 16, 2018	3.53%	1.91%	2.01%
Bloomberg US Municipal Index		2.96	0.67	2.55
Bloomberg 1-Year Municipal Bond Index		3.56	1.47	1.75

Performance Inception Date	Oct. 16, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemption on gains resulting from or sale of Fund shares.
Material Change Date	May 13, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 3,440,620,333
Holdings Count | Holding	2,177
Advisory Fees Paid, Amount	$ 4,801,522
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$3,440,620,333
Total number of portfolio holdings	2,177
Portfolio turnover rate	53%
Total advisory fees paid	$4,801,522

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Exposure Basis Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Strategies [Text Block]
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000206281 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Class Name	JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Trading Symbol	BBCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF returned 6.52% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. Corporate Bond Index (the "Index") returned 6.56% for the year ended February 28, 2025.
  On an absolute basis, the Fund’s largest contributors to returns were its allocations to the financials and utility sector, while transportation and technology were the smallest contributors to returns.
  No sector detracted from performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF - Net Asset Value	December 12, 2018	6.52%	(0.10)%	2.83%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.70
Bloomberg U.S. Corporate Bond Index		6.56	0.09	2.98

Performance Inception Date	Dec. 12, 2018
No Deduction of Taxes [Text Block]	Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 43,426,410
Holdings Count | Holding	1,000
Advisory Fees Paid, Amount	$ 35,847
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$43,426,410
Total number of portfolio holdings	1,000
Portfolio turnover rate	15%
Total advisory fees paid	$35,847

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective December 1, 2024, the Fund reduced its management free from 0.09% of average daily net assets to 0.04% of daily average net assets.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Expenses [Text Block]	Effective December 1, 2024, the Fund reduced its management free from 0.09% of average daily net assets to 0.04% of daily average net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000206282 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Class Name	JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Trading Symbol	BBAG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Aggregate Bond ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Aggregate Bond ETF returned 5.75% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund uses a passive investment approach, attempting to replicate the Index as closely as possible.
  The Fund and the Index both benefited from exposure to U.S. government debt, corporate debt and securitized assets, as all three contributed to positive absolute performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Aggregate Bond ETF - Net Asset Value	December 12, 2018	5.75%	(0.70)%	1.50%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.70

Performance Inception Date	Dec. 12, 2018
No Deduction of Taxes [Text Block]
Fund performance reflects waiver of a portion of the Fund’s fees and reimbursement of expenses for certain periods from the Fund’s inception date and prior to implementation of a unitary fee structure on November 19, 2019. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.

Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,541,806,104
Holdings Count | Holding	2,440
Advisory Fees Paid, Amount	$ 375,251
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,541,806,104
Total number of portfolio holdings	2,440
Portfolio turnover rate	102%
Total advisory fees paid	$375,251

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000225677 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Core Plus ETF
Class Name	JPMorgan Short Duration Core Plus ETF
Trading Symbol	JSCP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Core Plus ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Core Plus ETF	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Short Duration Core Plus ETF returned 6.89% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg 1-5 Year Government/Credit Index (the "Index") returned 5.69% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to the securitized sector, specifically agency residential mortgage-backed securities and asset-backed securities, contributed to excess returns over the period.
  A strategic allocation to investment grade and high yield corporate credit, favoring financials over industrials, bolstered performance as did security selection.
  The Fund’s out-of-benchmark allocation to agency multifamily collateralized mortgage obligations was a detractor from performance.
  A sector allocation to cash used to maintain liquidity within the Fund was a slight detractor to performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Short Duration Core Plus ETF - Net Asset Value	March 1, 2021	6.89%	1.79%
Bloomberg U.S. Aggregate Index		5.81	(0.99)
Bloomberg 1-5 Year Government/Credit Index		5.69	0.91

Performance Inception Date	Mar. 01, 2021
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 607,026,786
Holdings Count | Holding	912
Advisory Fees Paid, Amount	$ 1,596,498
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$607,026,786
Total number of portfolio holdings	912
Portfolio turnover rate	60%
Total advisory fees paid	$1,596,498

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
(a)	Amount rounds to less than 0.1%.

C000229632 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Income ETF
Class Name	JPMorgan Income ETF
Trading Symbol	JPIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Income ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Income ETF	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Income ETF returned 8.22% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to returns.
  Securitized products were the leading contributors to relative performance over the period, driven by commercial mortgage-backed securities ("CMBS"), agency mortgage-backed securities ("agency MBS") and non-agency mortgage-backed securities ("non-agency MBS"). Asset-backed securities also contributed to returns.
  High yield contributed to returns, as spreads tightened on strong fundamentals and better than expected economic data. Investment grade credit also contributed to returns.
  The Fund’s duration positioning was the sole detractor over the period given its shorter duration versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Income ETF - Net Asset Value	October 28, 2021	8.22%	2.76%
Bloomberg U.S. Aggregate Index		5.81	(1.35)

Performance Inception Date	Oct. 28, 2021
No Deduction of Taxes [Text Block]	Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 3,028,468,581
Holdings Count | Holding	1,903
Advisory Fees Paid, Amount	$ 7,267,331
Investment Company Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$3,028,468,581
Total number of portfolio holdings	1,903
Portfolio turnover rate	120%
Total advisory fees paid	$7,267,331

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective July 1, 2024, the Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.39% of the average daily net assets of the Fund. These waivers are in effect through June 30, 2025, at which time it will be determined whether such waivers will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, costs of shareholder meetings, and extraordinary expenses) exceed 0.39% of the average daily net assets of the Fund. These waivers are in effect through June 30, 2025, at which time it will be determined whether such waivers will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000231436 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Inflation Managed Bond ETF
Class Name	JPMorgan Inflation Managed Bond ETF
Trading Symbol	JCPI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Inflation Managed Bond ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Inflation Managed Bond ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Inflation Managed Bond ETF returned 7.31% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the Bloomberg 1-10 Year U.S. TIPS Index (the "Index") returned 6.71% and the Bloomberg U.S. Intermediate Aggregate Index returned 6.09% for the year ended February 28, 2025.
  The Fund’s duration positioning contributed to performance over the period. The Fund tactically adjusted duration over the period, shifting between neutral and small overweight positioning relative to the Index.
  The Fund’s allocation to investment grade corporate and securitized credit sectors were a benefit to performance over the period.
  The Fund’s allocation to agency mortgage-backed securities contributed to performance, as the sector posted strong returns.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Inflation Managed Bond ETF - Net Asset Value	November 30, 2010*	7.31%	2.56%	2.47%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg 1-10 Year U.S. TIPS Index		6.71	2.85	2.66
Bloomberg U.S. Intermediate Aggregate Index		6.09	0.29	1.60
*	Inception date for Class R6 Shares of the Predecessor Fund (as defined below).

Performance Inception Date	Nov. 30, 2010	[1]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 676,127,620
Holdings Count | Holding	789
Advisory Fees Paid, Amount	$ 1,818,703
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$676,127,620
Total number of portfolio holdings	789
Portfolio turnover rate	110%
Total advisory fees paid	$1,818,703

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000231439 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Realty Income ETF
Class Name	JPMorgan Realty Income ETF
Trading Symbol	JPRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Realty Income ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Realty Income ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Realty Income ETF returned 16.24% for the year ended February 28, 2025. The S&P 500 Index returned 18.41%, the FTSE NAREIT All Equity REITs Index (the "Index") returned 13.86% and the MSCI US REIT Index returned 16.55% for the year ended February 28, 2025.
  The Fund’s security selection in the retail and residential sectors detracted from performance relative to the Index.
  The Fund’s security selection in the health care and diversified sectors contributed to performance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Realty Income ETF - Net Asset Value	May 15, 2006*	16.24%	6.69%	5.58%
S&P 500 Index		18.41	16.85	12.98
FTSE NAREIT All Equity REITs Index		13.86	5.61	6.06
MSCI US REIT Index		16.55	6.79	5.85
*	Inception date for Class R5 Shares of the Predecessor Fund (as defined below).

Performance Inception Date	May 15, 2006	[2]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective April 1, 2023, the Fund’s primary benchmark changed from the MSCI US REIT Index to the FTSE NAREIT All Equity REITs Index to more closely align the Fund’s primary benchmark to the current real estate landscape.

Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 418,804,253
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 2,191,910
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$418,804,253
Total number of portfolio holdings	31
Portfolio turnover rate	77%
Total advisory fees paid	$2,191,910

Holdings [Text Block]	PORTFOLIO COMPOSITION - SECTOR (% of Total Investments)
C000240901 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Class Name	JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Trading Symbol	BBSB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF returned 5.25% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the ICE US Treasury 1-3 Year Bond Index (the "Index") returned 5.28% for the year ended February 28, 2025.
  On an absolute basis, the Fund’s largest contributor to returns was its allocation to U.S. Treasury bonds with 3-year maturities, while its allocation to U.S. Treasury bonds with 1- to 2-year maturities was the smallest contributor to returns.
  No sector detracted from the Fund’s absolute performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF - Net Asset Value	April 19, 2023	5.25%	4.27%
Bloomberg U.S. Aggregate Index		5.81	3.76
ICE US Treasury 1-3 Year Bond Index		5.28	4.32

Performance Inception Date	Apr. 19, 2023
No Deduction of Taxes [Text Block]	Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 20,263,643
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 2,496
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$20,263,643
Total number of portfolio holdings	92
Portfolio turnover rate	68%
Total advisory fees paid	$2,496

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective December 1, 2024, the Fund reduced its management free from 0.07% of average daily net assets to 0.04% of daily average net assets.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Expenses [Text Block]	Effective December 1, 2024, the Fund reduced its management free from 0.07% of average daily net assets to 0.04% of daily average net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000240902 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Class Name	JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF
Trading Symbol	BBIB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF returned 5.33% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the ICE US Treasury 3-10 Year Bond Index Total Return in USD (the "Index") returned 5.36% for the year ended February 28, 2025.
  On an absolute basis, the Fund’s largest contributor to returns was its allocation to U.S. Treasury bonds with 3- to 7-year maturities, while its allocation to U.S. Treasury bonds with 10-year maturities was the smallest contributor to returns.
  No sector detracted from the Fund’s absolute performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF - Net Asset Value	April 19, 2023	5.33%	3.05%
Bloomberg U.S. Aggregate Index		5.81	3.76
ICE US Treasury 3-10 Year Bond Index Total Return in USD		5.36	3.09

Performance Inception Date	Apr. 19, 2023
No Deduction of Taxes [Text Block]	Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 21,143,801
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 5,296
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$21,143,801
Total number of portfolio holdings	90
Portfolio turnover rate	43%
Total advisory fees paid	$5,296

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective December 1, 2024, the Fund reduced its management free from 0.07% of average daily net assets to 0.04% of daily average net assets.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Expenses [Text Block]	Effective December 1, 2024, the Fund reduced its management free from 0.07% of average daily net assets to 0.04% of daily average net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000240903 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Class Name	JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF
Trading Symbol	BBLB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF returned 2.46% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the ICE US Treasury 20+ Year Bond Index (the "Index") returned 2.46% for the year ended February 28, 2025.
  On an absolute basis, the Fund’s largest contributor to returns was its allocation to U.S. Treasury bonds with 20-year maturities, while its allocation to U.S. Treasury bonds with 25+ year maturities was the smallest contributor to returns.
  No sector detracted from the Fund’s absolute performance.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF - Net Asset Value	April 19, 2023	2.46%	(2.37)%
Bloomberg U.S. Aggregate Index		5.81	3.76
ICE US Treasury 20+ Year Bond Index		2.46	(2.38)

Performance Inception Date	Apr. 19, 2023
No Deduction of Taxes [Text Block]	Fund performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Dec. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 8,108,723
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 11,270
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$8,108,723
Total number of portfolio holdings	41
Portfolio turnover rate	25%
Total advisory fees paid	$11,270

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective December 1, 2024, the Fund reduced its management free from 0.07% of average daily net assets to 0.04% of daily average net assets.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Expenses [Text Block]	Effective December 1, 2024, the Fund reduced its management free from 0.07% of average daily net assets to 0.04% of daily average net assets.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000241196 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Municipal ETF
Class Name	JPMorgan High Yield Municipal ETF
Trading Symbol	JMHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Municipal ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Municipal ETF	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan High Yield Municipal ETF returned 7.25% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96%, the Bloomberg High Yield Municipal Bond Index (the "Index") returned 8.12% and the Bloomberg 65% High Grade Index / 35% High Yield Total Return Index returned 4.74% for the year ended February 28, 2025.
  The Fund’s overweight in the 10+ year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to non-rated bonds added to performance, as they outperformed over the year. Being overweight the outperforming housing sector also positively contributed to performance.
  The zero to one-year effective duration bucket underperformed in the Index for the period; the Fund’s overweight to this bucket detracted from performance.
  The Fund’s overweight to the electric sector detracted from performance, as it underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Municipal ETF - Net Asset Value	September 17, 2007*	7.25%	0.11%	2.33%
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg High Yield Municipal Bond Index		8.12	2.15	4.35
Bloomberg 65% High Grade Index / 35% High Yield Total Return Index		4.74	1.21	3.05
*	Inception date for Class I Shares of the Predecessor Fund (as defined below).

Performance Inception Date	Sep. 17, 2007	[3]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	May 13, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 207,734,266
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 603,278
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$207,734,266
Total number of portfolio holdings	155
Portfolio turnover rate	76%
Total advisory fees paid	$603,278

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Strategies [Text Block]
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000241197 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Limited Duration Bond ETF
Class Name	JPMorgan Limited Duration Bond ETF
Trading Symbol	JPLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Limited Duration Bond ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Limited Duration Bond ETF	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Limited Duration Bond ETF returned 6.78% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the "Index") returned 5.54% for the year ended February 28, 2025.
  The Fund’s out-of-Index allocation to agency mortgage-backed securities (agency MBS) contributed to relative returns over the period.  Mortgage spreads tightened considerably, helping them outperform Index securities.
  Allocations to securitized credit were a tailwind. All forms of securitized credit helped, including commercial mortgage-backed securities ("CMBS"), non-agency mortgage-backed securities ("non-agency MBS"), asset-backed securities ("ABS") and collateralized loan obligations ("CLOs").
  The Fund’s shorter duration compared to the Index was a headwind, as U.S. Treasury yields fell in the front and intermediate portions of the curve. At the end of the period, the duration of the Fund was 1.62 years compared to an Index duration of 1.86 years.
  Some aspects of yield-curve positioning detracted over the period. The Fund was underweight the 1- to 3-year portion of the curve, where rates fell most, and had exposure further out the curve, where rates fell less.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Limited Duration Bond ETF - Net Asset Value	February 22, 2005	6.78%	2.52%	2.38%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg 1-3 Year U.S. Government/Credit Bond Index		5.54	1.53	1.71

Performance Inception Date	Feb. 22, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,101,559,537
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 1,550,522
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,101,559,537
Total number of portfolio holdings	403
Portfolio turnover rate	30%
Total advisory fees paid	$1,550,522

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000241198 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Sustainable Municipal Income ETF
Class Name	JPMorgan Sustainable Municipal Income ETF
Trading Symbol	JMSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Sustainable Municipal Income ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Sustainable Municipal Income ETF	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Sustainable Municipal Income ETF returned 3.71% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index (the "Index") returned 2.86% for the year ended February 28, 2025.
  The Fund’s overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to BBB-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming housing sector also positively contributed to performance.
  The 10+ year effective duration bucket outperformed for the period; the Fund’s underweight to this bucket detracted from performance.
  The Fund’s overweight to the water & sewer sector detracted from performance, as it underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Sustainable Municipal Income ETF - Net Asset Value	February 9, 1993*	3.71%	0.79%	1.94%
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index		2.86	0.91	2.14
*	Inception date for Class I Shares of the Predecessor Fund (as defined below).

Performance Inception Date	Feb. 09, 1993	[4]
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	May 13, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 255,623,490
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 639,176
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$255,623,490
Total number of portfolio holdings	185
Portfolio turnover rate	69%
Total advisory fees paid	$639,176

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective May 13, 2024, the Fund changed the amount of Fund Assets it can invest in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals, from 100% to 25%.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Expenses [Text Block]
Effective May 13, 2024, the Fund changed the amount of Fund Assets it can invest in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals, from 100% to 25%.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000244901 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Active Bond ETF
Class Name	JPMorgan Active Bond ETF
Trading Symbol	JBND
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Active Bond ETF (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-844-457-6383, by sending an e-mail request to jpm.xf@jpmorgan.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-457-6383
Additional Information Email	jpm.xf@jpmorgan.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Active Bond ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Active Bond ETF returned 7.42% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to securitized credit was the largest contributor to excess returns over the period. Non-agency mortgage-backed securities ("MBS"), commercial mortgage-backed securities ("CMBS"), and asset-backed securities ("ABS") all added to the Fund’s returns, especially security selection within ABS.
  The Fund’s underweight to U.S. Treasuries contributed to relative returns over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  Corporate credit positioning was net positive for performance during the period. The Fund’s underweight to the sector was negative for performance, but security selection in this sector more than offset this drag, with a bias towards corporate bonds with a higher spread duration.
  Overall, yield curve positioning contributed to performance. The Fund ended the period marginally overweight the 5- to 10-year portion of the curve, where rates rallied, and was underweight the long end (15+ year portion) of the curve, where rates were neutral or slightly higher.
  The Fund’s neutral duration during the period was neutral for performance. At the fiscal year ended February 28, 2025, the duration of the Fund was 6.04 years compared to a benchmark duration of 6.04 years.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	SINCE INCEPTION
JPMorgan Active Bond ETF - Net Asset Value	October 11, 2023	7.42%	9.80%
Bloomberg U.S. Aggregate Index		5.81	7.77

Performance Inception Date	Oct. 11, 2023
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-844-457-6383.
Net Assets	$ 1,526,483,500
Holdings Count | Holding	1,073
Advisory Fees Paid, Amount	$ 1,561,483
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,526,483,500
Total number of portfolio holdings	1,073
Portfolio turnover rate	89%
Total advisory fees paid	$1,561,483

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective July 1, 2024, the Fund reduced its management fee from 0.30% of the Fund’s average daily net assets to 0.25% of the Fund’s average daily net assets.
Effective November 25,  2024, the Fund is no longer subject to a 5% limit issuer concentration of the Fund’s assets per issuer at the time of purchases.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Material Fund Change Expenses [Text Block]
Effective July 1, 2024, the Fund reduced its management fee from 0.30% of the Fund’s average daily net assets to 0.25% of the Fund’s average daily net assets.
Effective November 25,  2024, the Fund is no longer subject to a 5% limit issuer concentration of the Fund’s assets per issuer at the time of purchases.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-844-457-6383.

Updated Prospectus Phone Number	1-844-457-6383
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments

[1]	Inception date for Class R6 Shares of the Predecessor Fund (as defined below).
[2]	Inception date for Class R5 Shares of the Predecessor Fund (as defined below).
[3]	Inception date for Class I Shares of the Predecessor Fund (as defined below).
[4]	Inception date for Class I Shares of the Predecessor Fund (as defined below).